Summary of Significant Accounting Policies	4 Months Ended	5 Months Ended
	May 04, 2021	Sep. 30, 2021
Summary of Significant Accounting Policies
Note 2: Summary of Significant Accounting Policies
Basis of Presentation
The balance sheet is presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Separate statements of income and comprehensive income, changes in stockholder’s equity, and cash flows have not been presented because there have been no activities in this entity as of May 4, 2021.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.
Organization costs
Costs related to incorporation of the Company will be paid by Bird Rides and recorded as an expense of Bird Rides.

Note 2: Summary of Significant Accounting Policies
Basis of Presentation
The balance sheet is presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Separate statements of income and comprehensive income, changes in stockholder’s equity, and cash flows have not been presented because there have been no activities in this entity as of September 30, 2021.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.
Organization Costs
Costs related to incorporation of the Company will be paid by Bird and recorded as an expense of Bird.